                       Supplement dated January 11, 2001
                    to the Prospectus dated December 18, 2000

                                       of

                            CIF CORE PLUS BOND FUND

                                  A Fund of the

                         COMMONFUND INSTITUTIONAL FUNDS
                                15 OLD DANBURY RD
                                  P.O. BOX 812
                               WILTON, CONNECTICUT
                                   06897-0812
                               ------------------


         The table relating to the Prior Performance of Sub-Advisers for the CIF Core Plus Bond Fund on page 16 of the prospectus is hereby deleted and replaced with the following:

CIF Core Plus Bond Fund

Historical Performance for Periods Ended September 30, 2000

Average Annual Total Return

----------------------------------------------------------
               Past      Past        Past five    Past ten
               one       three       years        year
               year      years
----------------------------------------------------------
PIMCO          6.93%     6.24%       7.13%        9.03%
----------------------------------------------------------
WAMCO          7.19%     5.96%       6.86%        8.89%
----------------------------------------------------------
Lehman         6.99%     5.92%       6.47%        8.04%
Brothers
Aggregate
Bond
Index
----------------------------------------------------------




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE